Events (Unaudited) Subsequent to the Date of Report of the Independent Registered Public Accounting Firm - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 03, 2020	Mar. 31, 2020	Feb. 29, 2020	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock					$ 21,307	$ 24,967	$ 79,039
Potential settlement, aggregate accrued							$ 35,800
Series B Preferred Stock
Subsequent Event [Line Items]
Share issued, price per share	$ 2.25
Proceeds from issuance of preferred stock	$ 10,000			$ 11,400
Subsequent Event
Subsequent Event [Line Items]
Civil settlement agreement amount		$ 8,000
Interest rate per annum		1.25%
Potential settlement, aggregate accrued		$ 13,200
Subsequent Event | December 2020
Subsequent Event [Line Items]
Civil settlement agreement amount		4,000
Subsequent Event | December 2021
Subsequent Event [Line Items]
Civil settlement agreement amount		5,000
Subsequent Event | December 2022
Subsequent Event [Line Items]
Civil settlement agreement amount		7,000
Subsequent Event | December 2023
Subsequent Event [Line Items]
Civil settlement agreement amount		8,000
Subsequent Event | December 2024
Subsequent Event [Line Items]
Civil settlement agreement amount		9,000
Subsequent Event | December 2025
Subsequent Event [Line Items]
Civil settlement agreement amount		$ 8,000
Subsequent Event | Series B Preferred Stock
Subsequent Event [Line Items]
Shares issued during the period	4,444,444	967,130	5,066,666
Share issued, price per share	$ 2.25	$ 2.25	$ 2.25	$ 2.25
Proceeds from issuance of preferred stock	$ 10,000		$ 11,400